Correction of Immaterial Misstatement	3 Months Ended
Mar. 31, 2025
Correction Of Immaterial Misstatement
Correction of Immaterial Misstatement

Note 11 - Correction of Immaterial Misstatement

During the year ended December 31, 2024, the Company corrected an error that occurred in 2019. The payment of approximately $420,067 was posted under the wrong supplier account which was subsequently settled based on a settlement agreement. The Company determined that the prior year financial statements should be corrected, even though such revision previously was and continues to be immaterial to the prior year financial statements. As a result, the accompanying consolidated balance sheet for the year ended December 31, 2023 has been corrected for the following: accounts payable decreased from $1,450,405 to $1,300,676, the accumulated deficit decreased from $1,224,811 to $1,113,233 and noncontrolling interest increased from $3,274,308 to 3,312,459. The Company assessed the materiality of the misstatement quantitatively and qualitatively and has concluded that the correction of the classification is immaterial to the consolidated financials taken as a whole.